MINING INTERESTS AND PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
MINING INTERESTS AND PLANT AND EQUIPMENT
16. MINING INTERESTS AND PLANT AND EQUIPMENT

Year ended December 31, 2018	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2018	$864,385	$116,285	$980,670	$375,571	$1,356,241
Additions, including transfer from construction in progress	181,486	324	181,810	88,406	270,216
Construction in progress, net of transfers to plant and equipment additions	—	—	—	38,923	38,923
Change in environmental closure assets (estimate and discount rate)	3,755	—	3,755	—	3,755
Disposals	—	—	—	(17,873)	(17,873)
Foreign currency translation	(87,505)	(10,661)	(98,166)	(37,086)	(135,252)
Cost at December 31, 2018	$962,121	$105,948	$1,068,069	$447,941	$1,516,010
Accumulated depreciation and depletion
At January 1, 2018	$213,440	$—	$213,440	$93,492	$306,932
Depreciation	346	—	346	47,360	47,706
Depletion	90,980	—	90,980	—	90,980
Disposals	—	—	—	(13,901)	(13,901)
Foreign currency translation	(23,335)	(190)	(23,525)	(9,352)	(32,877)
Accumulated depreciation and depletion at December 31, 2018	$281,431	($190)	$281,241	$117,599	$398,840
Carrying value at December 31, 2018	$680,690	$106,138	$786,828	$330,342	$1,117,170

Year ended December 31, 2017	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment additions	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309

Mining Interests

Non-depletable mining interests at December 31, 2018 of $106,138 (December 31, 2017 - $116,285) includes $42,765 (December 31, 2017 - $46,245) for the carrying value of previously acquired interest in exploration properties around the Company's Macassa Mine in Canada, with the change in value related primarily to the impact of foreign exchange, and $63,373 (December 31, 2017 - $70,040) for the carrying value of various acquired exploration properties in Australia, with the remainder of the change from the date of acquisition due to foreign exchange impact.

Plant and Equipment

Plant and equipment at December 31, 2018, includes $14,969 (December 31, 2017 - $4,232) of construction in progress. Plant and equipment also includes costs of $44,978 (December 31, 2017 - $72,307) and accumulated depreciation of $15,548 (December 31, 2017 - $17,883) related to capital equipment and vehicles under finance leases (note 18).

Disclosure of detailed information about property, plant and equipment
The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Category	Rates
Mill and related infrastructure	Life of mine
Vehicles and mobile equipment	3-5 years
Office equipment	5 years
Computer equipment	3 years

Year ended December 31, 2018	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2018	$864,385	$116,285	$980,670	$375,571	$1,356,241
Additions, including transfer from construction in progress	181,486	324	181,810	88,406	270,216
Construction in progress, net of transfers to plant and equipment additions	—	—	—	38,923	38,923
Change in environmental closure assets (estimate and discount rate)	3,755	—	3,755	—	3,755
Disposals	—	—	—	(17,873)	(17,873)
Foreign currency translation	(87,505)	(10,661)	(98,166)	(37,086)	(135,252)
Cost at December 31, 2018	$962,121	$105,948	$1,068,069	$447,941	$1,516,010
Accumulated depreciation and depletion
At January 1, 2018	$213,440	$—	$213,440	$93,492	$306,932
Depreciation	346	—	346	47,360	47,706
Depletion	90,980	—	90,980	—	90,980
Disposals	—	—	—	(13,901)	(13,901)
Foreign currency translation	(23,335)	(190)	(23,525)	(9,352)	(32,877)
Accumulated depreciation and depletion at December 31, 2018	$281,431	($190)	$281,241	$117,599	$398,840
Carrying value at December 31, 2018	$680,690	$106,138	$786,828	$330,342	$1,117,170

Year ended December 31, 2017	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment additions	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309